Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (43,368)	$ (18,985)	$ (33,625)	$ (59,663)	$ (60,691)
Adjustments to reconcile net income to net cash used in operating activities:
Loss (gain) on disposal of property, plant and equipment	6	56	207	(458)	1,204
Depreciation of property, plant and equipment	9,475	7,207	16,097	14,676	12,180
Amortization of land use right and intangible assets	376	352	695	711	566
Changes in fair value of convertible notes	6,843
Reversal of doubtful accounts	(196)	(863)	(240)	(4,250)	10,142
Provision for obsolete inventories	6,098	646	1,343	4,233	13,622
Impairment loss from property, plant and equipment	258	644	567	2,908	1,239
Product warranty	9,057	951	3,477	3,501	8,342
Changes in operating assets and liabilities:
Notes receivable	3,352	14,167	13,940	31,834	16,453
Accounts receivable	11,813	13,451	(3,599)	46,928	20,627
Inventories	(16,134)	4,269	13,611	10,446	7,108
Prepaid expenses and other current assets	175	(821)	(1,693)	1,424	10,696
Deferred tax assets, net					5,887
Amount due from/to related parties			1,872	(1,158)	(423)
Other non-current assets	33	94	(139)	280	747
Notes payable	(3,989)	(15,094)	(1,643)	(25,896)	(25,630)
Accounts payable	1,390	(4,747)	3,818	(12,880)	(28,380)
Advance from customers	167	(1,058)	(1,395)	2,296	579
Accrued expenses and other liabilities	(381)	(9)	2,256	(1,480)	213
Income tax payables			7	(81)	27
Net cash generated from (used in) operating activities	(15,025)	260	15,556	13,371	(5,492)
Cash flows from investing activities
Purchases of property, plant and equipment	(29,858)	(11,914)	(18,645)	(20,260)	(29,812)
Purchase of intangible assets					(551)
Proceeds on disposal of property, plant and equipment		(48)	13	24	35
Purchase of short-term investments		(1,999)	(4,635)	(20,353)	(17,997)
Proceeds from maturity of short-term investments		2,522	5,593	36,635	204,373
Net cash used in investing activities	(29,858)	(11,439)	(17,674)	(3,954)	156,048
Cash flows from financing activities
Proceeds from borrowings	26,603	9,473	17,308	17,735	62,432
Repayment of loan				(14,475)
Repayment of bank borrowings	(12,265)	(11,894)	(17,815)	(71,674)	(41,913)
Loans borrowing from related parties	8,426	10,456	18,889	15,142	53,110
Repayment of related party loans	(8,426)	(10,033)	(18,889)	(15,142)	(53,110)
Repurchase of Series B2 Preferred					(3,728)
Repurchase shares from exiting noncontrolling interests	(33,047)			(32,700)	(211,566)
Issuance of convertible notes	57,500
Payment for transaction fee in connection with the merger transaction	(2,327)
Issuance of convertible bonds				48,934	24,869
Net cash (used in)/generated from financing activities	36,464	(1,998)	(507)	(52,180)	(169,906)
Effect of exchange rate changes	1,050	(1,539)	2,037	(994)	(12,623)
Decrease in cash, cash equivalents and restricted cash	(7,369)	(14,716)	(588)	(43,757)	(31,973)
Cash, cash equivalents and restricted cash at beginning of the period	41,196	41,784	41,784	85,541	117,514
Cash, cash equivalents and restricted cash at end of the period	33,827	27,068	41,196	41,784	85,541
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	13,367	21,759	21,496	27,978	60,880
Restricted cash	20,460	5,309	19,700	13,806	24,661
Total cash, cash equivalents and restricted cash	33,827	27,068	41,196	41,784	85,541
Supplemental disclosure of cash flow information
Interest paid	1,376	1,032	1,969	2,487	2,020
Income tax paid				58	511
Non-cash investing and financing activities
Payable for redemption of noncontrolling interest	97,979	119,567	124,316	114,870	137,896
Payable for purchase of property, plant and equipment	$ 14,103	$ 17,096	$ 15,122	$ 23,515	$ 33,842